Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013		Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Net sales	$ 98,179	$ 99,236		$ 191,425	$ 196,967	$ 433,304	$ 414,782
License fees	1,615	1,613		3,211	3,222	6,505	6,907
Total revenues	99,794	100,849		194,636	200,189	439,809	421,689
Cost of sales	88,144	72,706		169,128	146,211	341,836	315,609
Gross margin	11,650	28,143		25,508	53,978	97,973	106,080
Selling, distribution and administrative expense	29,139	18,331		54,485	38,859	84,453	86,246
Restructuring expense	95	(120)		191	(120)	290	612
Loss (gain) on disposal of assets	180	(4)		180	(4)	36	114
Long-lived asset impairment	1,659	0		2,231	0	908	0
Goodwill, intangible asset impairment	3,216	0		3,216	0
Total operating expenses	34,289	18,207		60,303	38,735
Income from operations	(22,639)	9,936		(34,795)	15,243	12,286	19,108
Other (income) expense, net	(428)	149		(443)	218	(10)	1,114
Gain on bargain purchase						(1,150)	0
Interest expense	5,607	12,649		11,168	16,788	28,322	22,536
Loss before income taxes	(27,818)	(2,862)		(45,520)	(1,763)	(14,876)	(4,542)
Income tax expense (benefit)	(901)	(662)		19,773	240	2,542	(585)
Net loss	(26,917)	(2,200)		(65,293)	(2,003)	(17,418)	(3,957)
Less: Non-controlling interest in subsidiary’s loss	(19)	0		(56)	0	(17)	0
Net loss attributable to common stockholders	$ (26,898)	$ (2,200)		$ (65,237)	$ (2,003)	$ (17,401)	$ (3,957)
Loss per common share:
Basic (in usd per share)	$ (1.31)	$ (0.15)		$ (3.17)	$ (0.15)	$ (1.03)	$ (0.32)
Diluted (in usd per share)	$ (1.31)	$ (0.15)	[1]	$ (3.17)	$ (0.15)	$ (1.03)	$ (0.32)
Weighted average shares outstanding:
Basic (shares	20,559	14,741		20,554	13,473	16,832	12,190
Diluted (shares)	20,559	14,741		20,554	13,473	16,832	12,190

[1]	See Note 14 for discussion on the computation of diluted shares outstanding.